UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571
Name of Registrant: Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard Pennsylvania Municipal Money Market Fund

Schedule of Investments (unaudited)
As of February 28, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Pennsylvania (98.5%)
	Abington PA School District GO	5.000%	10/1/18	1,010	1,033
	Allegheny County PA GO	5.000%	12/1/18 (Prere.)	5,000	5,130
	Allegheny County PA GO VRDO	1.090%	3/7/18 LOC	3,500	3,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	1.100%	3/1/18	81,520	81,520
	Allegheny County PA Higher Education Building
	Authority University Revenue (Duquesne
	University)	5.000%	3/1/18 (Prere.)	3,000	3,000
	Allegheny County PA Hospital Development
	Authority Revenue (Children's Hospital of
	Pittsburgh Project) VRDO	1.100%	3/7/18 LOC	3,620	3,620
	Allegheny County PA Hospital Development
	Authority Revenue (Children's Hospital of
	Pittsburgh Project) VRDO	1.100%	3/7/18 LOC	2,435	2,435
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	1.100%	3/7/18 LOC	39,680	39,680
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.260%	3/1/18 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.140%	3/1/18 LOC	16,500	16,500
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.140%	3/1/18 LOC	1,400	1,400
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.150%	3/1/18 LOC	38,500	38,500
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	1.090%	3/7/18	11,600	11,600
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	1.090%	3/7/18 LOC	6,575	6,575
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	1.100%	3/7/18 LOC	36,200	36,200
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	1.090%	3/7/18	25,810	25,810
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	1.100%	3/7/18 LOC	11,110	11,110
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	1.100%	3/7/18 LOC	8,645	8,645
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	1.160%	3/7/18 LOC	10,500	10,500

Crawford County PA Industrial Development
Authority College Revenue (Allegheny
College) VRDO	1.110%	3/7/18 LOC	2,150	2,150
Delaware County PA GO	5.000%	10/1/18	1,000	1,021
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	1.060%	3/1/18	46,365	46,365
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.130%	3/7/18	4,500	4,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.130%	3/7/18	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.130%	3/7/18	2,100	2,100
Emmaus PA General Authority Revenue VRDO	1.080%	3/7/18 LOC	44,710	44,710
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	11,900	11,900
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	8,700	8,700
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	5,500	5,500
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	500	500
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	13,900	13,900
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	5,700	5,700
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	1,500	1,500
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	600	600
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	4,700	4,700
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	18,600	18,600
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	3,600	3,600
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	500	500
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	1.120%	3/7/18 LOC	1,200	1,200
Erie PA Higher Education Building Authority
Revenue (Mercyhurst College)	5.350%	9/15/18 (Prere.)	905	925
Erie PA Higher Education Building Authority
Revenue (Mercyhurst College)	5.500%	9/15/18 (Prere.)	1,275	1,303
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.110%	3/7/18 (Prere.)	5,230	5,230
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.110%	3/7/18	5,000	5,000
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.120%	3/7/18	11,935	11,935
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.120%	3/7/18	2,785	2,785
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.120%	3/7/18	4,000	4,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.060%	3/1/18	100	100
Harveys Lake PA General Municipal Authority
University Revenue (Misericordia University
Project) VRDO	1.100%	3/7/18 LOC	6,670	6,670

Haverford Township PA School District GO
VRDO	1.090%	3/7/18 LOC	20,585	20,585
Jackson PA Authority for Industrial Development
Revenue (StoneRidge Retirement Living)
VRDO	1.100%	3/7/18 LOC	7,550	7,550
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	1.110%	3/1/18 LOC	1,300	1,300
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	1.110%	3/7/18 (Prere.)	3,410	3,410
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	1.110%	3/7/18 (Prere.)	6,765	6,765
2 Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System) TOB VRDO	1.130%	3/7/18	3,750	3,750
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/18 (Prere.)	3,430	3,446
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/18 (Prere.)	7,995	8,094
Lower Merion PA School District GO VRDO	1.070%	3/7/18 LOC	23,965	23,965
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	4/1/18 (Prere.)	3,575	3,588
1 Manheim Township PA School District GO	1.241%	5/1/18	1,200	1,200
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) VRDO	1.080%	3/7/18 LOC	19,000	19,000
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	1.090%	3/7/18 LOC	9,765	9,765
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/18 (Prere.)	22,000	22,523
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/18 (Prere.)	1,160	1,179
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/18 (Prere.)	3,715	3,781
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.150%	3/7/18	5,500	5,500
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.150%	3/7/18	5,090	5,090
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.150%	3/7/18	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.040%	3/7/18	7,210	7,210
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.090%	3/7/18	14,375	14,375

Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.090%	3/7/18	4,520	4,520
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	1.120%	3/7/18 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue (IESI
PA Corporation Project) VRDO	1.170%	3/7/18 LOC	14,000	14,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	45,180	45,743
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	2,225	2,291
2 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	1.120%	3/7/18 (13)	9,900	9,900
Pennsylvania GO	5.000%	3/15/18	2,635	2,639
Pennsylvania GO	5.000%	4/1/18	21,410	21,479
Pennsylvania GO	5.000%	7/1/18	14,200	14,377
Pennsylvania GO	5.000%	7/1/18	1,780	1,805
Pennsylvania GO	5.000%	7/1/18	2,200	2,227
Pennsylvania GO	5.000%	9/15/18	4,320	4,405
Pennsylvania GO	5.000%	9/15/18	5,000	5,105
Pennsylvania GO	5.000%	10/15/18	2,500	2,559
2 Pennsylvania GO TOB VRDO	1.110%	3/7/18 (Prere.)	5,445	5,445
2 Pennsylvania GO TOB VRDO	1.120%	3/7/18	10,000	10,000
2 Pennsylvania GO TOB VRDO	1.120%	3/7/18	10,400	10,400
2 Pennsylvania GO TOB VRDO	1.120%	3/7/18	13,500	13,500
2 Pennsylvania GO TOB VRDO	1.130%	3/7/18	4,000	4,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.090%	3/7/18 LOC	38,205	38,205
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.120%	3/7/18 LOC	24,890	24,890
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	1.110%	3/7/18 LOC	1,400	1,400
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	1.120%	3/7/18	6,665	6,665
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.120%	3/7/18	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.130%	3/7/18	4,095	4,095
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	1.060%	3/7/18 LOC	62,195	62,195
Pennsylvania Housing Finance Agency
Multifamily Housing Revenue VRDO	1.090%	3/7/18 LOC	4,950	4,950
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,355	2,394
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.110%	3/7/18	15,300	15,300

2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.110%	3/7/18	6,255	6,255
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.120%	3/7/18	3,270	3,270
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.150%	3/7/18	5,425	5,425
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.150%	3/7/18	2,155	2,155
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.120%	3/7/18	5,500	5,500
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.120%	3/7/18	16,090	16,090
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.140%	3/7/18	800	800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.140%	3/7/18	6,535	6,535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.140%	3/7/18	6,250	6,250
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.140%	3/7/18	19,900	19,900
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.140%	3/7/18	22,420	22,420
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	1.200%	3/7/18	3,525	3,525
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	6,575	6,673
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.040%	3/5/18	3,009	3,009
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.130%	3/15/18	6,022	6,022
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.350%	4/4/18	5,060	5,060
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.280%	4/12/18	10,000	10,000
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/18	2,000	2,022
Pennsylvania State University Revenue PUT	1.050%	6/1/18	52,435	52,437
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	1.120%	3/7/18 (Prere.)	10,500	10,500
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	1,250	1,263
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	28,945	29,272
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.120%	3/7/18 LOC	60,000	60,000
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.150%	3/7/18 (Prere.)	4,670	4,670
Philadelphia Airport CP	1.230%	6/13/18	900	900
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	1.070%	3/7/18 LOC	9,610	9,610
Philadelphia PA Airport Revenue VRDO	1.130%	3/7/18 LOC	25,570	25,570
Philadelphia PA Airport Revenue VRDO	1.140%	3/7/18 LOC	28,790	28,790
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	1.110%	3/7/18	7,500	7,500

2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	1.110%	3/7/18	7,500	7,500
Philadelphia PA Authority for Industrial
Development Revenue (Franklin Institute)
VRDO	1.160%	3/7/18 LOC	5,680	5,680
Philadelphia PA Gas Works Revenue VRDO	1.070%	3/7/18 LOC	30,000	30,000
Philadelphia PA Gas Works Revenue VRDO	1.070%	3/7/18 LOC	25,225	25,225
Philadelphia PA Gas Works Revenue VRDO	1.090%	3/7/18 LOC	15,125	15,125
Philadelphia PA Gas Works Revenue VRDO	1.120%	3/7/18 LOC	5,545	5,545
Philadelphia PA GO VRDO	1.070%	3/7/18 LOC	39,115	39,115
2 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	1.110%	3/7/18	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.090%	3/1/18	32,000	32,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.090%	3/1/18	12,470	12,470
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.070%	3/7/18 LOC	40,150	40,150
Philadelphia PA Revenue	2.000%	6/29/18	27,050	27,110
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	3,330	3,407
Philadelphia PA Water & Waste Water Revenue
VRDO	1.080%	3/7/18 LOC	32,745	32,745
Ridley PA School District GO VRDO	1.090%	3/7/18 LOC	15,840	15,840
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	7/1/18 (Prere.)	1,000	1,012
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.120%	3/7/18	10,000	10,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.120%	3/7/18	6,670	6,670
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.120%	3/7/18	3,000	3,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.120%	3/7/18	9,710	9,710
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	1.090%	3/7/18	18,105	18,105
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	1.140%	3/7/18	2,525	2,525
University of Pittsburgh PA Revenue CP	1.140%	3/15/18	23,000	23,000
University of Pittsburgh PA Revenue CP	1.160%	3/22/18	23,000	23,000
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	1.090%	3/7/18 LOC	11,190	11,190
Total Tax-Exempt Municipal Bonds (Cost $1,894,884)				1,894,884

Other Assets and Liabilities-Net (1.5%)	29,831
Net Assets (100%)	1,924,715

1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $345,865,000, representing 18.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).

Pennsylvania Municipal Money Market Fund

(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Pennsylvania (99.0%)
1 Allegheny County PA GO	5.000%	11/1/29	4,000	4,626
Allegheny County PA GO	4.000%	11/1/30	3,000	3,148
Allegheny County PA GO	5.000%	12/1/30	1,365	1,532
Allegheny County PA GO	5.250%	12/1/32	1,000	1,132
Allegheny County PA GO	5.250%	12/1/33	1,000	1,131
Allegheny County PA GO	5.000%	12/1/34	1,695	1,893
Allegheny County PA GO	5.000%	12/1/34	3,600	3,965
Allegheny County PA GO	5.000%	12/1/37	10,000	10,981
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	10,981
Allegheny County PA GO	5.000%	11/1/41	10,450	11,703
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	1.100%	3/1/18	8,110	8,110
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,709
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/28	1,950	2,212
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,375	2,479
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,314
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,616
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,045	2,117
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,375	1,504
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	5.000%	10/15/37	1,000	1,085
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,211
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.008%	2/1/37	3,000	2,954
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.150%	3/1/18 LOC	6,200	6,200
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,312
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,791

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	3,897
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,709
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,716
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,926
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	6,956
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,103
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,262
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	265
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,044
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	1,400	1,485
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,175
Beaver County PA GO	4.000%	4/15/29 (15)	3,505	3,671
Beaver County PA GO	4.000%	4/15/30 (15)	500	519
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,750
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,142
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/33	2,000	2,035
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/35	3,350	3,721
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/47	10,000	9,849
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/47	20,950	23,002
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	31,000	33,800
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	2,500	2,724
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	375	407
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	2,435	2,637
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	600	643
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/19 (Prere.)	1,750	1,855

Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/19 (Prere.)	2,305	2,452
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	1,750	1,852
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	2,310	2,454
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,386
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,601
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,339
2 Bristol Township PA School District GO TOB
VRDO	1.290%	3/7/18	12,675	12,675
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,229
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,229
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,128
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	332
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	525	588
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	546
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	602
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,859
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,520
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,845
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,525
Cambria County PA GO	5.000%	8/1/23 (15)(ETM)	245	281
Cambria County PA GO	5.000%	8/1/23 (15)	1,255	1,411
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,348
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	6,230	6,973
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,728
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,805
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,267
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,392
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,422
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	571
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,560
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,134
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,043

Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	2,977
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	7,925
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,283
3 Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/42	1,500	1,663
3 Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	4.000%	11/15/47	2,100	2,093
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,199
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,837
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,407
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,218
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,276
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,068
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,704
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,877
Chester County PA GO	4.000%	11/15/32	3,500	3,780
Chester County PA GO	4.000%	11/15/33	2,125	2,282
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	18,768
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/33	2,320	2,665
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,675	3,063
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/35	3,000	3,427
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/40	7,995	8,415
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	2,000	2,035
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/47	4,000	4,054
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	2,500	2,765
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,189
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	834
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,130

Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,120
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,989
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,152
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,367
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,036
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	4,000	4,528
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,489
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	5,000	5,650
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	4,000	4,498
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,423
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,600
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,808
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,400
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,000	7,770
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	33,250	33,375
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	206
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,145
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	856
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	910
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,451
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,604
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,194
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,946
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,659
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	132

Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	13,556
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	141
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	3,886
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,265
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,000	2,062
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	3,450	3,870
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,415
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,942
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,220	1,401
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	765	876
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	9,075	10,246
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,587
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,798
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,673
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/32	3,355	3,872
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,676
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,365
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	569
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,050	3,524
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,189
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	3,727
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	3,992
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	21,382
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	16,500	18,567

Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,703
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,553
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,975
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,273
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,086
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,911
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,882
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,536
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,248
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,006
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	25	26
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	175
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	8,955	10,567
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	6,000	7,388
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,026
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,771
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,252
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,067
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	921
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,365
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,369
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	892
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,061
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,320
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,325	4,539
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,950
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,765
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,321
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	280

Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	280
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,636
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,433
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,504
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,292
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,345
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,137
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/19 (Prere.)	20,735	21,692
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/34	4,210	4,775
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	4,400	4,929
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,470
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/45	13,000	14,477
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	25,000	25,226
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.060%	3/1/18	1,300	1,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.080%	3/1/18	2,705	2,705
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.090%	3/1/18	1,700	1,700
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	196
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,465	8,105
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/35	500	507
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/36	600	605
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/37	1,000	1,005
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	4,000	3,994
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	999
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	794
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	825
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,423
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	790
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	8,825	9,861
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,341

Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,704
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,881
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	7,000	7,905
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	540
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,383
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,453
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,356
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,725
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,319
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,438
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,102
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	14,000	14,138
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,566
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,800
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,596
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,164
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,963
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	45	47
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,344
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,024
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,404
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,875	11,856
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	14,123
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	14,705	16,537
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,836

Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,095
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,293
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	5,655	5,624
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,308
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,324
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,094
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,086
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,150	13,052
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,363
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,178
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,457
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,073
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,670
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,507
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,372
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	848
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	3,949
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/21 (Prere.)	1,565	1,830
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/27	2,250	2,541
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,189
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	4.000%	12/1/48	3,800	3,734

Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,601
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,796
Montour PA School District GO	5.000%	4/1/40 (4)	3,185	3,564
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,071
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,693
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,654
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	2,500	2,869
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/47	2,750	3,095
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,125	1,218
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,192
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	45	46
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,489
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,241
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	9,855	10,580
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/46	1,795	1,932
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,485
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	7,867
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/35	4,090	4,261
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	4.000%	11/15/36	6,000	6,228
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,824

Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,021
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,291
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,403
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,298
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,640	3,981
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,357
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29 (15)	500	577
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31 (15)	700	802
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33 (15)	500	518
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,255
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	1,979
Palmer Township PA GO	4.000%	5/15/29	1,435	1,507
Palmer Township PA GO	4.000%	5/15/30	1,495	1,563
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	7,110	7,575
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,301
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,303
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,383
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,846
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,363
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,041
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,392
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,587
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,143
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,582
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,464

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/35	4,000	4,090
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,082
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,842
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,470
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,044
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47	10,000	10,072
2 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	1.190%	3/7/18	3,335	3,335
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,230
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,758
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,608
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,281
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,734
Pennsylvania GO	5.000%	7/1/20	7,300	7,824
Pennsylvania GO	5.000%	11/15/20	8,740	9,455
Pennsylvania GO	5.375%	7/1/21	16,000	17,682
Pennsylvania GO	4.000%	7/1/23	4,000	4,300
Pennsylvania GO	5.000%	8/15/24	5,000	5,689
Pennsylvania GO	5.000%	1/1/26	10,000	11,469
Pennsylvania GO	5.000%	2/1/26	8,355	9,588
Pennsylvania GO	5.000%	9/15/27	20,000	22,895
Pennsylvania GO	5.000%	9/15/27	5,000	5,724
Pennsylvania GO	5.000%	1/15/28	5,000	5,740
Pennsylvania GO	5.000%	3/15/28	18,550	21,013
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,757
Pennsylvania GO	5.000%	9/15/28	10,350	11,831
Pennsylvania GO	4.000%	10/15/28	10,000	10,577
Pennsylvania GO	4.000%	4/1/29	10,000	10,482
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,707
Pennsylvania GO	4.000%	4/1/30	10,000	10,449
Pennsylvania GO	4.000%	6/15/30	10,000	10,534
1 Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,100
Pennsylvania GO	5.000%	10/15/30	6,650	7,450
Pennsylvania GO	4.000%	2/1/31	17,875	18,752
Pennsylvania GO	5.000%	10/15/31	14,955	16,729
Pennsylvania GO	4.000%	2/1/32	18,870	19,676
Pennsylvania GO	5.000%	6/1/32	8,115	8,794
Pennsylvania GO	5.000%	8/1/32	4,000	4,494
Pennsylvania GO	5.000%	8/15/32	8,000	9,004
Pennsylvania GO	5.000%	10/15/32	15,000	16,754

Pennsylvania GO	4.000%	2/1/33	5,585	5,804
Pennsylvania GO	5.000%	8/1/33	4,000	4,480
Pennsylvania GO	4.000%	9/15/34	10,000	10,344
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,417
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,362
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	613
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,294
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,276
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	503
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,855	2,162
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,386
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,640	1,898
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,322
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,189
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	1,971
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,094
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,726
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	1,580	1,794
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/34	2,575	2,631
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,355
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	2,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	1,870	2,108
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/36	2,505	2,545
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/41	5,000	5,580
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.100%	3/1/18 LOC	650	650
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	500	560
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,350

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	3,895	4,036
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	2,125	2,202
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,926
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,758
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,815	6,105
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,488
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	1,055	1,205
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	1,175	1,342
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	1,250	1,428
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	2,025	2,313
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,104
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,456
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,128
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,391
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,270
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	10,090	10,765
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,440
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,061
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,404
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,688
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,502
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,078
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,278
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,321

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,393
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,470
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/46	5,000	5,679
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	575
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,345
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,220
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	856
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,181
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,339
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,049
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	3,135	3,240
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,729
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,273
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,147
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/42	6,675	6,801
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,472
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/47	10,000	11,122
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/30	940	1,047
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/31	1,870	2,073

Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	7,951
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,115
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,572
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University.)	6.000%	7/1/21	2,125	2,288
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University.)	5.000%	7/1/31	4,000	4,176
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	980	1,002
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,435
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	3,000	2,794
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,415
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,618
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,117
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,031
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,547
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,658
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	7,500	7,333
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,892
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,390
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/46	2,620	2,716
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/47	17,000	16,640
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,224
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,797
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/30 (4)	3,500	3,983
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,111
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,255
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,358
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,300

Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,272
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	7,981
Pennsylvania State University Revenue	5.000%	9/1/31	1,500	1,764
Pennsylvania State University Revenue	5.000%	9/1/32	1,350	1,584
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,778
Pennsylvania State University Revenue	5.000%	9/1/33	4,820	5,633
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,384
Pennsylvania State University Revenue	5.000%	9/1/42	9,945	11,410
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,429
Pennsylvania Turnpike Commission	5.000%	12/1/21 (Prere.)	1,405	1,566
Pennsylvania Turnpike Commission	5.000%	12/1/41	1,315	1,417
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	5,000	5,672
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	6,000	6,753
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	4,932
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	5,500	6,171
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,390
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	3,000	3,324
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	7,830	8,421
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,937
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,025	4,603
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,462
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	7,898
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	922
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	21,857
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	13,000	13,680
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	9,650	10,215
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	7,500	8,163
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,381
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	4,600	5,127
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	2,525	2,984
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	2,500	2,955
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,618
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,020	7,973
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,110
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,432
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,775	11,056
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,135	3,526
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	7,892
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,272
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,500	2,801
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	9,325	10,578
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,015
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,351
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,195

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,014
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,914
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	500	551
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	2,000	2,257
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	10,117
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,190
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,213
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,013
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,310
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	2,725	2,729
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	11,050
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	3,000	3,379
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	3,790	4,190
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	6,585	6,576
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	4,000	4,045
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,250	1,405
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,500	2,757
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	8,904
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,662
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38	3,500	3,534
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,700	21,578
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,226
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,215
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	10,470	11,494
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,750	1,942
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	7,968
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	6,719
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	15,822
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,379
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,768
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,652
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,654
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,909
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	16,269
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	17,693
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,451
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	7,996
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	10,000	11,171
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.320%	3/7/18	6,400	6,400
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.320%	3/7/18	13,820	13,820
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,048
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,331
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,399
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,343
Philadelphia PA Airport Revenue	5.000%	7/1/29	590	689
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,410
Philadelphia PA Airport Revenue	5.000%	7/1/30	1,020	1,185
Philadelphia PA Airport Revenue	5.000%	7/1/31	1,300	1,504
Philadelphia PA Airport Revenue	5.000%	7/1/32	750	865
Philadelphia PA Airport Revenue	5.000%	7/1/33	750	862
Philadelphia PA Airport Revenue	5.000%	7/1/42	5,000	5,618

Philadelphia PA Airport Revenue	5.000%	7/1/47	3,750	4,197
Philadelphia PA Authority for Industrial
Development Revenue (City of Philadelphia
Affordable Housing Preservation Programs
Project)	5.000%	12/1/37	3,250	3,581
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,086
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,381
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,261
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,716
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	3,991
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	9,109
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,326
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,291
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,160
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,509
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,228
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	3,902
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,157
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,700
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,125
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	17,728
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (ETM)	5	5
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	76
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	43
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	60
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	4,200	4,880

Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	4,674
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,500	1,742
Philadelphia PA Gas Works Revenue	5.000%	10/1/28	1,400	1,608
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,021
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,267
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,474
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	1,977
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	1,000	1,136
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,253
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,821
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	1,435	1,614
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	2,000	2,263
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,258
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,252
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,131
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	69
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	90	96
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	5,588
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	6,800	7,571
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	8,197
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,211
Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	4,849
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,184
Philadelphia PA GO	5.000%	8/1/30	4,000	4,514
Philadelphia PA GO	5.000%	8/1/31	2,000	2,289
Philadelphia PA GO	5.000%	8/1/32	3,000	3,423
Philadelphia PA GO	5.000%	8/1/32	4,420	5,043
Philadelphia PA GO	5.250%	7/15/33	3,585	4,002
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	6,840
Philadelphia PA GO VRDO	1.070%	3/7/18 LOC	3,800	3,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,212
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,728
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.090%	3/1/18	2,300	2,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.090%	3/1/18	1,705	1,705
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.090%	3/1/18	4,800	4,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/29	3,165	3,477
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,072
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,850	4,177

Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	9,500	10,004
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	3,250	3,422
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,219
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,315
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	302
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	20,099
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	20
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	20
Philadelphia PA School District GO	5.250%	9/1/22	7,500	7,981
Philadelphia PA School District GO	5.250%	9/1/23	7,500	7,972
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,601
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,669
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,512
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,474
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,910
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,170
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,673
Philadelphia PA School District GO	5.000%	9/1/36	2,000	2,134
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,128
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,125
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,490
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32	1,000	1,151
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34	1,200	1,371
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	1,575	1,676
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,115
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,443
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,691
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,758
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	4,000	4,443
Philadelphia PA Water & Wastewater Revenue	5.600%	8/1/18 (ETM)	925	938
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30	4,000	4,565
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/32	5,000	5,675
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32	6,440	6,716
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33	1,765	2,026
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,000	6,204
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,000	2,283
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	10,500	11,230
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43	4,375	4,852
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	19,600	21,713
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,333
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/31	1,000	1,129
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/32	500	563
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/34	1,000	1,117
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/36	500	556
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/37	500	554

Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,707
Pittsburgh PA GO	5.000%	9/1/30	500	578
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,264
Pittsburgh PA GO	5.000%	9/1/34	550	627
Pittsburgh PA GO	5.000%	9/1/35	600	682
Pittsburgh PA GO	5.000%	9/1/36	700	794
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	7,936
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	6,771
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,626
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,607
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,429
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,021
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	6,880
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	15,738
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,092
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	1,947
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/28	1,750	2,048
Scranton PA School District GO	5.000%	6/1/27	1,000	1,126
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,714
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	1,987
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,190	1,352
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,093
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,491
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,444
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,315
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	673
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,390
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,878

South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	1,055	1,070
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,639
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,201
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	8,560	8,658
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,112
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,674
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,245
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,708
State College PA Area School District GO	5.000%	3/15/34	2,000	2,264
State College PA Area School District GO	5.000%	3/15/40	3,000	3,346
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,198
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,379
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,175
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,713
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,158
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,014
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,393
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,698
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,362
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,385	12,580
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	18,171
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,001

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,442
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,448
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	3,995
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	5,028
Trinity PA Area School District GO	4.000%	1/15/35 (15)	3,000	3,074
Trinity PA Area School District GO	4.000%	1/15/36 (15)	3,000	3,054
Trinity PA Area School District GO	4.000%	1/15/38 (15)	3,700	3,739
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,137
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,199
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,195
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,841
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,604
Upper Merion PA Area School District GO	5.000%	1/15/31	600	693
Upper Merion PA Area School District GO	5.000%	1/15/33	650	745
Upper Merion PA Area School District GO	5.000%	1/15/34	1,300	1,469
Upper Merion PA Area School District GO	5.000%	1/15/34	500	571
Upper Merion PA Area School District GO	5.000%	1/15/35	500	570
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,823
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/31	3,440	3,546
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/32	3,110	3,198
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	368
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,314
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,099
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,798
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,613
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,845
West View PA Municipal Authority Water
Revenue	5.000%	11/15/24 (Prere.)	1,500	1,763
West View PA Water Authority Revenue	4.000%	11/15/32	1,000	1,053
West View PA Water Authority Revenue	4.000%	11/15/33	1,000	1,049
West View PA Water Authority Revenue	4.000%	11/15/34	1,000	1,045
West View PA Water Authority Revenue	4.000%	11/15/35	1,200	1,250

	West View PA Water Authority Revenue	4.000%	11/15/36	2,300	2,390
	West View PA Water Authority Revenue	4.000%	11/15/37	2,400	2,488
	West View PA Water Authority Revenue	4.000%	11/15/38	1,625	1,682
	West View PA Water Authority Revenue	4.000%	11/15/39	1,400	1,447
	West York PA Area School District GO	5.000%	4/1/33	4,245	4,695
2	Westmoreland County PA Industrial
	Development Authority Revenue	4.720%	7/1/35	6,650	6,798
	Westmoreland County PA Industrial
	Development Authority Revenue (Excela
	Health Project)	5.125%	7/1/30	1,500	1,570
	Westmoreland County PA Municipal Authority
	Revenue	5.000%	8/15/23 (Prere.)	7,895	9,073
	Westmoreland County PA Municipal Authority
	Revenue	5.000%	8/15/23 (Prere.)	9,465	10,877
	Westmoreland County PA Municipal Authority
	Revenue	4.000%	8/15/34 (15)	8,000	8,248
	Westmoreland County PA Municipal Authority
	Revenue	4.000%	8/15/35 (15)	8,000	8,222
	Westmoreland County PA Municipal Authority
	Revenue	5.000%	8/15/42 (15)	2,750	3,055
2	Westmoreland County PA Municipal Authority
	Revenue TOB VRDO	1.240%	3/7/18 (15)	3,685	3,685
2	Westmoreland County PA Municipal Authority
	Revenue TOB VRDO	1.240%	3/7/18 (15)	5,665	5,665
	Westmoreland County PA Municipal Authority
	Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,315
	Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,427
	Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,757
	Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,112
	Wilkes-Barre PA Finance Authority Revenue
	(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,110	4,473
	Wilkes-Barre PA Finance Authority Revenue
	(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,990	5,431
	Wilkes-Barre PA Finance Authority Revenue
	(University of Scranton Project)	5.000%	11/1/30	2,315	2,573
	Wilkes-Barre PA Finance Authority Revenue
	(University of Scranton Project)	5.000%	11/1/31	2,430	2,692
	Wilkes-Barre PA Finance Authority Revenue
	(University of Scranton Project)	5.000%	11/1/34	1,000	1,099
	York County PA GO	4.000%	3/1/34	3,000	3,157
	York County PA GO	5.000%	3/1/36	2,500	2,889
	York County PA GO	5.000%	6/1/38	5,000	5,572
					3,508,060
Guam (0.2%)
	Guam Government Business Privilege Tax
	Revenue	5.000%	11/15/39	4,900	5,273
	Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,087
					6,360
Puerto Rico (0.0%)
	Puerto Rico Public Buildings Authority
	Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	11
Total Investments (99.2%) (Cost $3,445,826)					3,514,431
Other Assets and Liabilities-Net (0.8%)					29,683
Net Assets (100%)					3,544,114
1 Securities with a value of $640,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $58,578,000, representing 1.7% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2018.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).

Pennsylvania Long-Term Tax-Exempt Fund

(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	202	42,919	(5)
30-Year U.S. Treasury Bond	June 2018	95	13,627	7
				2
Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(86)	(10,324)	1
Ultra 10-Year U.S. Treasury Note	June 2018	(38)	(4,866)	(6)
Ultra Long U.S. Treasury Bond	June 2018	(19)	(2,962)	(14)
5-Year U.S. Treasury Note	June 2018	(15)	(1,709)	2
				(17)
				(15)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Pennsylvania Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,514,431	—
Futures Contracts—Assets[1]	76	—	—
Futures Contracts—Liabilities[1]	(128)	—	—
Total	(52)	3,514,431	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At February 28, 2018, the cost of investment securities for tax purposes was $3,446,531,000. Net unrealized appreciation of investment securities for tax purposes was $67,900,000, consisting of unrealized gains of $99,678,000 on securities that had risen in value since their purchase and $31,778,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.